Schedule of Investments (unaudited)	iShares® MSCI Global Energy Producers ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Beach Energy Ltd.	71,586	$59,992
Karoon Energy Ltd.(a)	24,541	29,478
New Hope Corp. Ltd.	18,042	26,441
Oil Search Ltd.	82,450	221,724
Paladin Energy Ltd.(a)	95,836	64,317
Santos Ltd.	77,988	351,666
Washington H Soul Pattinson & Co. Ltd.	9,047	199,449
Whitehaven Coal Ltd.(a)	39,576	67,917
Woodside Petroleum Ltd.	40,255	610,760
		1,631,744
Austria — 0.4%
OMV AG	6,208	329,675

Brazil — 1.1%
3R Petroleum Oleo E Gas SA(a)	6,790	33,359
Enauta Participacoes SA	4,365	10,342
Petro Rio SA(a)	25,818	93,181
Petroleo Brasileiro SA	157,334	843,503
		980,385
Canada — 8.2%
Advantage Energy Ltd.(a)	7,883	43,752
ARC Resources Ltd.	29,003	254,510
Baytex Energy Corp.(a)	23,765	68,461
Birchcliff Energy Ltd.	11,252	57,165
Cameco Corp.	16,781	391,331
Canacol Energy Ltd.	5,361	13,177
Canadian Natural Resources Ltd.	49,761	2,034,925
Cenovus Energy Inc.	55,193	654,997
Crescent Point Energy Corp.	24,347	104,825
Denison Mines Corp.(a)	31,913	51,213
Energy Fuels Inc./Canada(a)	6,402	56,430
Enerplus Corp.	10,767	101,732
Freehold Royalties Ltd.	5,141	43,786
Headwater Exploration Inc.(a)	8,051	28,739
Imperial Oil Ltd.	10,379	343,109
Kelt Exploration Ltd.(a)	6,305	21,174
MEG Energy Corp.(a)	11,640	94,764
NexGen Energy Ltd.(a)	16,781	78,555
NuVista Energy Ltd.(a)	7,566	36,662
Paramount Resources Ltd., Class A	3,104	52,120
Parex Resources Inc.	5,141	82,420
Peyto Exploration & Development Corp.	6,790	55,385
PrairieSky Royalty Ltd.	8,536	93,282
Suncor Energy Inc.	62,565	1,524,148
Tamarack Valley Energy Ltd.(a)	16,878	45,318
Tourmaline Oil Corp.	12,998	432,537
Vermilion Energy Inc.(a)	6,596	65,885
Whitecap Resources Inc.	25,608	136,314
		6,966,716
China — 1.3%
China Coal Energy Co. Ltd., Class H	97,000	48,761
China Shenhua Energy Co. Ltd., Class A	19,400	59,613
China Shenhua Energy Co. Ltd., Class H	145,500	301,452
Guanghui Energy Co. Ltd., Class A(a)	19,400	18,155
Inner Mongolia Yitai Coal Co. Ltd., Class B	48,500	38,565
PetroChina Co. Ltd., Class A	48,500	35,779
PetroChina Co. Ltd., Class H	870,000	376,717
Shaanxi Coal Industry Co. Ltd., Class A	22,000	41,159
Security	Shares	Value

China (continued)
Shanxi Coking Coal Energy Group Co. Ltd., Class A	9,710	$12,171
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	9,700	16,445
Yanzhou Coal Mining Co. Ltd., Class A	9,700	34,836
Yanzhou Coal Mining Co. Ltd., Class H(b)	66,000	103,336
		1,086,989
Colombia — 0.2%
Ecopetrol SA	206,028	134,086

Finland — 1.0%
Neste OYJ	17,751	839,568

France — 5.7%
TotalEnergies SE	105,439	4,851,540

Greece — 0.1%
Hellenic Petroleum Holdings SA	2,535	16,649
Motor Oil Hellas Corinth Refineries SA(b)	2,828	42,752
		59,401
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	17,169	129,028

India — 5.4%
Bharat Petroleum Corp. Ltd.	36,375	178,926
Coal India Ltd.	65,087	131,532
Hindustan Petroleum Corp. Ltd.	28,033	110,147
Indian Oil Corp. Ltd.	81,965	129,319
Oil & Natural Gas Corp. Ltd.	105,536	197,985
Oil India Ltd.	11,446	32,155
Reliance Industries Ltd.	75,951	2,428,463
Reliance Industries Ltd., GDR(c)	22,407	1,431,807
		4,640,334
Indonesia — 0.3%
Adaro Energy Tbk PT	620,800	73,969
Bukit Asam Tbk PT	148,100	26,922
Indika Energy Tbk PT(a)	67,900	7,751
Indo Tambangraya Megah Tbk PT	19,400	29,190
Medco Energi Internasional Tbk PT(a)	329,812	10,945
Sugih Energy Tbk PT(a)(d)	206,700	—
United Tractors Tbk PT	70,500	104,869
		253,646
Israel — 0.2%
Delek Group Ltd.(a)	388	31,812
Equital Ltd.(a)	874	30,186
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	1,359	8,572
Oil Refineries Ltd.(a)	77,212	19,785
Paz Oil Co. Ltd.(a)	388	47,899
		138,254
Italy — 1.7%
Eni SpA	106,409	1,402,235
Saras SpA(a)	23,668	14,839
		1,417,074
Japan — 1.3%
Cosmo Energy Holdings Co. Ltd.	2,036	39,635
ENEOS Holdings Inc.	126,100	468,117
Idemitsu Kosan Co. Ltd.	9,068	233,262
Inpex Corp.	43,000	351,851
Japan Petroleum Exploration Co. Ltd.	1,300	26,107
		1,118,972

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 8.0%
Royal Dutch Shell PLC, Class A	172,272	$3,603,821
Royal Dutch Shell PLC, Class B	155,006	3,248,295
		6,852,116
Norway — 1.4%
Aker BP ASA	5,141	162,792
BW Energy Ltd.(a)	3,104	7,162
DNO ASA(a)	18,915	21,898
Equinor ASA	41,128	1,029,062
		1,220,914
Philippines — 0.0%
Semirara Mining & Power Corp.	38,800	17,596

Poland — 0.3%
Grupa Lotos SA(a)	3,880	50,855
Polski Koncern Naftowy ORLEN SA	12,610	220,182
		271,037
Portugal — 0.2%
Galp Energia SGPS SA	21,049	197,533

Russia — 3.8%
LUKOIL PJSC	17,460	1,538,311
Novatek PJSC, GDR(e)	3,880	846,423
Rosneft Oil Co. PJSC	48,354	367,876
Surgutneftegas PJSC	305,510	151,438
Tatneft PJSC	58,394	373,531
		3,277,579
Saudi Arabia — 1.1%
Rabigh Refining & Petrochemical Co.(a)	9,312	54,374
Saudi Arabian Oil Co.(c)	92,150	850,442
		904,816
South Africa — 0.1%
Exxaro Resources Ltd.	10,573	100,917
Thungela Resources Ltd.(a)	5,656	26,504
		127,421
South Korea — 0.6%
SK Innovation Co. Ltd.(a)	2,134	349,120
S-Oil Corp.	1,940	129,958
		479,078
Spain — 0.8%
Repsol SA	61,013	674,192

Sweden — 0.3%
Lundin Energy AB	8,439	298,229

Thailand — 0.5%
Bangchak Corp. PCL, NVDR	48,500	34,710
Banpu PCL, NVDR	223,100	68,183
Esso Thailand PCL, NVDR(a)	48,500	10,381
IRPC PCL, NVDR	475,300	52,494
PTT Exploration & Production PCL, NVDR	58,231	194,988
Star Petroleum Refining PCL, NVDR(a)	77,600	20,639
Thai Oil PCL, NVDR	48,500	66,544
		447,939
Turkey — 0.1%
Turkiye Petrol Rafinerileri AS(a)	5,238	57,340

United Arab Emirates — 0.0%
Dana Gas PJSC	139,680	40,101
Security	Shares	Value

United Kingdom — 4.7%
BP PLC	845,743	$3,669,447
Cairn Energy PLC	20,869	50,905
Diversified Energy Co. PLC	34,241	45,202
Energean PLC(a)	4,850	56,859
Harbour Energy PLC(a)	17,349	90,707
Pantheon Resources PLC(a)	21,728	20,112
Serica Energy PLC	7,275	20,464
Tullow Oil PLC(a)	51,313	28,292
		3,981,988
United States — 47.1%
Antero Resources Corp.(a)	11,834	207,805
APA Corp.	15,908	409,949
Arch Resources Inc.	679	52,616
Berry Corp.	2,328	18,950
Brigham Minerals Inc., Class A	1,940	40,274
California Resources Corp.	1,746	68,216
Callon Petroleum Co.(a)(b)	1,940	98,630
Centennial Resource Development Inc./DE, Class A(a)	7,663	47,740
Chesapeake Energy Corp.	3,201	190,588
Chevron Corp.	81,286	9,174,751
Civitas Resources Inc.	2,147	109,733
CNX Resources Corp.(a)	9,312	127,016
Comstock Resources Inc.(a)	3,395	27,466
ConocoPhillips	56,260	3,945,514
CONSOL Energy Inc.(a)	1,358	29,808
Contango Oil & Gas Co.(a)(b)	4,559	15,865
Coterra Energy Inc.	32,367	649,929
CVR Energy Inc.	1,261	19,684
Delek U.S. Holdings Inc.(a)	2,716	42,587
Denbury Inc.(a)	2,134	169,909
Devon Energy Corp.	27,063	1,138,270
Diamondback Energy Inc.	7,275	776,461
EOG Resources Inc.	24,541	2,135,067
EQT Corp.(a)	13,483	261,975
Exxon Mobil Corp.	177,995	10,651,221
Gulfport Energy Operating Corp.(a)	485	35,400
Hess Corp.	11,737	874,641
HollyFrontier Corp.	6,499	210,048
Kosmos Energy Ltd.(a)	17,169	62,839
Laredo Petroleum Inc.(a)	582	34,280
Magnolia Oil & Gas Corp., Class A	5,917	112,245
Marathon Oil Corp.	33,077	512,363
Marathon Petroleum Corp.	26,772	1,629,076
Matador Resources Co.	4,947	194,269
Murphy Oil Corp.	6,499	172,743
Northern Oil and Gas Inc.	2,522	51,398
Oasis Petroleum Inc.	909	108,989
Occidental Petroleum Corp.	39,188	1,161,924
Ovintiv Inc.	10,961	381,004
Par Pacific Holdings Inc.(a)(b)	1,940	26,268
PBF Energy Inc., Class A(a)	4,074	51,047
PDC Energy Inc.	4,171	210,344
Peabody Energy Corp.(a)	3,492	34,780
Pioneer Natural Resources Co.	9,797	1,747,001
Range Resources Corp.(a)	10,379	203,013
SM Energy Co.	4,850	140,650
Southwestern Energy Co.(a)	28,421	127,326
Talos Energy Inc.(a)	1,261	12,572
Tellurian Inc.(a)(b)	16,102	52,493
Texas Pacific Land Corp.	259	313,071

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Uranium Energy Corp.(a)	9,991	$39,165
Valero Energy Corp.	17,169	1,149,293
Viper Energy Partners LP	2,425	52,283
Whiting Petroleum Corp.(a)	1,649	106,674
		40,217,223
Total Common Stocks — 97.9%
(Cost: $78,040,273)		83,642,514

Preferred Stocks

Brazil — 1.2%
Petroleo Brasileiro SA, Preference Shares, NVS	199,044	1,041,982

Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	291,000	147,208

Total Preferred Stocks — 1.4%
(Cost: $903,587)		1,189,190

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	330,022	330,154
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	130,000	130,000
		460,154
Total Short-Term Investments — 0.5%
(Cost: $460,072)		460,154

Total Investments in Securities — 99.8%
(Cost: $79,403,932)		85,291,858

Other Assets, Less Liabilities — 0.2%		138,591

Net Assets — 100.0%		$85,430,449

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$525,991	$—		$(195,789	)(a)	$(41)	$(7)	$330,154	330,022	$1,790	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	30,000	(a)	—		—	—	130,000	130,000	2		—
						$(41)	$(7)	$460,154		$1,792		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	7	12/17/21	$396	$(1,519)
FTSE 100 Index	1	12/17/21	94	(2,893)
				$(4,412)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$50,250,641	$33,391,873	$—	$83,642,514
Preferred Stocks	1,041,982	147,208	—	1,189,190
Money Market Funds	460,154	—	—	460,154
	$51,752,777	$33,539,081	$—	$85,291,858
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,519)	$(2,893)	$—	$(4,412)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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